Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Change in Level 3 Warrant Liability Value

The following table summarizes the change in our Level 3 warrant liability value (in thousands):

Warrant liability	March 31, 2019	December 31, 2018
Beginning balance	$916	$3,149
Change in fair value	(210)	(2,233)
Ending balance	$706	$916

The following table summarizes the change in our Level 3 warrant liability value (in thousands):

	Years ended December 31,
Warrant liability	2018	2017
Beginning balance	$3,149	$—
Change in fair value	(2,233)	—
Ending balance	$916	$—

Fair Value and Carrying Value of Long-term Debt

At December 31, 2018 and 2017, the aggregate fair value and the carrying value of the Company’s long-term debt were as follows (in thousands):

	December 31, 2018		December 31, 2017
	Fair Value	Carrying Value	Fair Value	Carrying Value
Debt	$14,043	$14,202	$13,427	$13,624